LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2022
Statement [Line Items]
Gross	$ 70,911	$ 85,540
Interest	3,224	4,615
Present Value	67,687	80,925
Less than one year [member]
Statement [Line Items]
Gross	17,247	16,314
Interest	0	0
Present Value	17,247	16,314
Between one and six years [member]
Statement [Line Items]
Gross	53,664	69,226
Interest	3,224	4,615
Present Value	$ 50,440	$ 64,611